1. Summary of Significant Accounting Policies: Fair Values of Financial Instruments (Policies)	12 Months Ended
Dec. 31, 2012
Policies
Fair Values of Financial Instruments:

Fair Values of Financial Instruments:

              The following methods and assumptions are used by the Company in estimating fair values for financial instruments:

              Cash and Cash Equivalents.  Cash includes cash on hand and with banks.  Cash equivalents are short-term highly liquid investments with original maturities of three months or less.  The carrying value of cash and cash equivalents approximates fair value due to the relatively short period of time between the origination of the instruments and their expected realization.  Cash and cash equivalents are classified as a Level 1 financial asset.

              Loans.  The fair value of the Company's direct cash loans and sales finance contracts approximate the carrying value since the estimated life, assuming prepayments, is short-term in nature.  The fair value of the Company's real estate loans approximate the carrying value since the interest rate charged by the Company approximates market rates.  Loans are classified as a Level 3 financial asset.

              Marketable Debt Securities.  The fair value of marketable debt securities is based on quoted market prices.  If a quoted market price is not available, fair value is estimated using market prices for similar securities.  Held-to-maturity marketable debt securities are classified as Level 2 financial assets.  See additional information below regarding fair value under ASC NO. 820.  See table below for fair value  measurement of available-for-sale marketable debt securities.  See Note 3 for the fair value of marketable debt securities and Note 4 for information related to how these securities are valued.

              Senior Debt.  The carrying value of the Company's senior debt securities approximate fair value due to the relatively short period of time between the origination of the instruments and their expected payment.  Senior debt securities are classified as a Level 2 liability.

              Subordinated Debt.  The carrying value of the Company's subordinated debt approximates fair value due to the re-pricing frequency of the securities.  Subordinated debt securities are classified as a Level 2 financial liability.